Other Financial and Non Financial Liabilities - Summary of Breakdown of Other Financial and Non Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 49,215,887	$ 30,181,836
Other non financial liabilities	30,356,941	13,776,518
Credit and debit card settlement - due to merchants [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	17,203,560	18,351,431
Amounts payable for other spot purchases pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	15,506,806	3,477,137
Amounts payable for spot purchases of foreign currency pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	8,449,971	31,488
Payment orders pending settlement foreign exchange [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	3,073,105	2,789,684
Collections and other transactions on account and behalf others [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,413,544	2,141,311
Finance leases liabilities [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,175,527	1,248,339
Amounts payable for spot purchases of government securities pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	420,552	18,612
Other [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,972,822	2,123,834
Other non financial liabilities	602,387	638,670
Dividends payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	16,579,990
Salaries, bonuses and payroll taxes payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	4,909,779	4,994,206
Withholdings [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	4,136,489	3,139,511
Taxes payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	1,788,389	2,580,254
Miscellaneous payables [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	1,426,724	1,304,518
Fees payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	503,649	667,312
Retirement pension payment orders pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	$ 409,534	$ 452,047